Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated August 11, 2023 to the current variable annuity and life prospectuses listed below

This Supplement updates certain information in the most recent prospectus (the “Prospectus”) for the variable annuity contracts and life policies listed in this Supplement. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of the Prospectus or any prior supplement thereto without charge upon request. For additional information, please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding a proposed reorganization involving Portfolios of EQ Premier VIP Trust underlying your contract or policy (the “Reorganization”).

Subject to shareholder approval, effective on or about November 11, 2023 (the “Reorganization Date”), each Portfolio of EQ Premier VIP Trust (an “Acquired Trust Portfolio”) will reorganize into a substantially identical, newly created Portfolio of EQ Advisors Trust (an “Acquiring Trust Portfolio”). The investment objectives, policies, principal strategies, principal risks, and the fees and expenses of each Acquired Trust Portfolio and corresponding Acquiring Trust Portfolio are substantially identical, and Equitable Investment Management Group, LLC, will remain as the Portfolio’s Investment Manager. Additional information about the Reorganization can be found in the combined proxy statement/prospectus by EQ Advisors Trust.

The table below lists the Acquired and Acquiring Trust Portfolios involved in the Reorganization. Please note that not all Acquired Trust Portfolios may be available currently under your contract or policy.

Acquired Trust Portfolios of EQ Premier VIP Trust	Reorganization on or about November 11, 2023	Acquiring Trust Portfolios of EQ Advisors Trust

•   EQ/Aggressive Allocation

•   EQ/Moderate-Plus Allocation

•   EQ/Moderate Allocation

•   EQ/Conservative-Plus Allocation

•   EQ/Conservative Allocation

•   Target 2015 Allocation

•   Target 2025 Allocation

•   Target 2035 Allocation

•   Target 2045 Allocation

•   Target 2055 Allocation

•   EQ/Core Plus Bond

•   EQ/Aggressive Allocation

•   EQ/Moderate-Plus Allocation

•   EQ/Moderate Allocation

•   EQ/Conservative-Plus Allocation

•   EQ/Conservative Allocation

•   Target 2015 Allocation

•   Target 2025 Allocation

•   Target 2035 Allocation

•   Target 2045 Allocation

•   Target 2055 Allocation

•   EQ/Core Plus Bond

If the Reorganization is approved by shareholders, then on the Reorganization Date:

—
Each Acquired Trust Portfolio under your contract or policy will be removed as an investment option, and the corresponding Acquiring Trust Portfolio will be added as an available investment option (subject to any applicable allocation restrictions). All references in the Prospectus to the EQ Premier VIP Trust will be deleted in their entirety and replaced with references to EQ Advisors Trust.

—
If you have account value allocated to an Acquired Trust Portfolio, your contract or policy will be automatically credited with interest in the corresponding Acquiring Trust Portfolio. Your interest in the Acquiring Trust Portfolio immediately after the Reorganization will be equal to your interest in the removed Acquired Trust Portfolio immediately prior to the Reorganization. There will be no financial impact on your contract or policy.

—	You will not bear any of the expenses related to the Reorganization, and the Reorganization will not result in any tax consequences for you.

—
All allocation elections and instructions that include the Acquired Trust Portfolios will be automatically updated to replace the Acquired Trust Portfolios with the corresponding Acquiring Trust Portfolios.

New Biz/Inforce – 498 Annuities/Life	Catalog No. 800079
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No action is required on your part. You may continue to transfer your account value between and among the investment options prior to and after the Reorganization, as usual. For more information, please contact your financial professional or contact our customer service representative.

Acquired Trust Portfolios	Contract or Policy

Target 2015 Allocation	Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program

Target 2025 Allocation Target 2035 Allocation Target 2045 Allocation Target 2055 Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; Survivorship Incentive LifeSM Legacy

EQ/Aggressive Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

EQ/Moderate-Plus Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive Life LegacySM; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

Acquired Trust Portfolios	Contract or Policy

EQ/Moderate Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); Variable Immediate Annuity; EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; 300+ Series; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone 19 Series E

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

EQ/Conservative-Plus Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select)

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

EQ/Conservative Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21;

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

Acquired Trust Portfolios	Contract or Policy

EQ/Core Plus Bond
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); Variable Immediate Annuity; EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; 300+ Series; Members Retirement Program; American Dental Association Members Retirement Program; Retirement Investment Account®; Accumulator® Series 11.0; Accumulator® Series 13.0; Accumulator® Series 13A; Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 19; Retirement Cornerstone 19 Series E

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; Survivorship Incentive Life Legacy®; VUL Legacy®; VUL Optimizer; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

Variable Annuity and Life Product List

Annuity Contracts

300+ Series
Accumulator®[1]
Accumulator® Elite®[1]
Accumulator® Plus®[1]
Accumulator® Select®[1]
Accumulator® Series 11.0
Accumulator® Series 13.0
Accumulator® Series 13A
American Dental Association Members Retirement Program
EQUI-VEST® Employer Sponsored Retirement Plans
EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM
EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM
EQUI-VEST® New Jersey ACTS
EQUI-VEST® (Series 100‑500)
EQUI-VEST® (Series 201)
EQUI-VEST® (Series 202)
EQUI-VEST® (Series 700)
EQUI-VEST® (Series 701
EQUI-VEST® (Series 800)
EQUI-VEST® (Series 801)
EQUI-VEST® (Series 900)
EQUI-VEST® (Series 901)
EQUI-VEST® (Series 902)
Investment Edge® 15.0
Investment Edge® 21
Members Retirement Program
Momentum
Momentum Plus

Retirement Investment Account®
Retirement Cornerstone® Series
Retirement Cornerstone® Series 12.0
Retirement Cornerstone® Series 13.0
Retirement Cornerstone® Series 15.0
Retirement Cornerstone® Series 15A
Retirement Cornerstone® Series 15B
Retirement Cornerstone® Series 17
Retirement Cornerstone® Series 17 Series E
Retirement Cornerstone® Series 19
Retirement Cornerstone® Series 19 Series E
Variable Immediate Annuity

Life Policies

COIL Institutional SeriesSM (Series 160)
COIL Institutional SeriesSM (Series 162)
Equitable AdvantageSM
Incentive Life®
Incentive Life® ’02
Incentive Life® ’06
Incentive Life Legacy®
Incentive Life Legacy® II
IncentiveLife Legacy® III
Incentive Life Optimizer®
Incentive Life Optimizer® II
IncentiveLife Optimizer® III
Survivorship Incentive LifeSM Legacy
VUL Legacy®
VUL Optimizer®
VUL Survivorship

[1]	Not applicable for Accumulator Series 9.0

Equitable Financial Life Insurance Company
Equitable Financial Life Insurance Company of America

Supplement dated August 11, 2023 to the current variable annuity and life prospectuses, initial summary prospectuses and updating summary prospectuses listed below

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses and/or updating summary prospectuses for variable annuity contracts and life policies and in any, notice and supplements to those prospectuses, initial summary prospectuses and/or updating summary prospectuses (collectively, the “Prospectuses” listed in this Supplement). You should read this Supplement in conjunction with your Prospectuses and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

This Supplement updates certain information for Portfolio Companies listed in the Appendix in the Prospectuses. No new Portfolio Companies are being added as investment options under any contract or policy.

EQ/T. Rowe Price Growth Stock Portfolio (the “Portfolio”) Fund Name, Investment Adviser, Current Expenses and Sub‑Adviser Changes

Effective on or about July 31, 2023, the current sub‑adviser was removed, while the Investment Adviser, Equitable Investment Management Group, LLC, will remain as the Portfolio’s Investment Manager. Additionally, the Portfolio’s Current Expenses will be reduced and the Portfolio’s name was changed, as described in the table below. Accordingly, all references to the Portfolio in the Prospectus are also changed.

	Current Portfolio Name		New Portfolio Name
Portfolio Name	EQ/T. Rowe Price Growth Stock Portfolio*		EQ/JPMorgan Growth Stock Portfolio
Portfolio Sub‑Adviser	T. Rowe Price Associates, Inc.		J.P. Morgan Investment Management Inc.
Current Expenses	Class IA and Class IB Shares	Class K Shares	Class IA and Class IB Shares	Class K Shares
	1.00%^	0.75%^	0.96%^	0.71%^
*	The former name may continue to be used in certain documents for a period of time after the date of this Supplement.
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Variable Annuity and Life Product List

Annuity Contracts

Accumulator® Series 11.0

Accumulator® Series 13.0

Accumulator® Series 13A

American Dental Association Members Retirement Program

EQUI-VEST® At Retirement ‘06 (Contracts purchased prior to July 20, 2009)

EQUI-VEST® Employer Sponsored    Retirement Plans

EQUI-VEST® Employer-Sponsored Retirement Plans    TSA AdvantageSM

EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM

EQUI-VEST® New Jersey ACTS

EQUI-VEST® (Series 100‑500)

EQUI-VEST® (Series 201)

EQUI-VEST® (Series 202)

EQUI-VEST® (Series 700)

EQUI-VEST® (Series 701

EQUI-VEST® (Series 800)

EQUI-VEST® (Series 801)

EQUI-VEST® (Series 900)

EQUI-VEST® (Series 901)

EQUI-VEST® (Series 902)

Investment Edge®

Investment Edge® 15.0

Investment Edge® 21

Members Retirement Program

Momentum

Momentum Plus

Retirement Investment Account®

Retirement Cornerstone® Series

Retirement Cornerstone® Series 12.0

Retirement Cornerstone® Series 13.0

New Biz/Inforce/SAR - 498 convert and GW MAD Annuities/Life	Catalog No. 800077
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Retirement Cornerstone® Series 15.0

Retirement Cornerstone® Series 15A

Retirement Cornerstone® Series 15B

Retirement Cornerstone® Series 15.0 Series E

Retirement Cornerstone® Series 15A Series E

Retirement Cornerstone® Series 15B Series E

Retirement Cornerstone® Series 17

Retirement Cornerstone® Series 17 Series E

Retirement Cornerstone® Series 19

Retirement Cornerstone® Series 19 Series E

Life Policies

COIL Institutional SeriesSM (Series 160)

COIL Institutional SeriesSM (Series 162)

Corporate Owned Incentive Life®

Corporate Sponsored Variable Universal Life

Equitable AdvantageSM

Incentive Life®

Incentive Life® ’02

Incentive Life® ’06

Incentive Life Legacy®

Incentive Life Legacy® II

IncentiveLife Legacy® III

Incentive Life Optimizer®

Incentive Life Optimizer® II

IncentiveLife Optimizer® III

Survivorship Incentive LifeSM ‘99

Survivorship Incentive LifeSM ‘02

Survivorship Incentive LifeSM Legacy

VUL Legacy®

VUL Optimizer®

VUL Survivorship

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